RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Payments related to capitalized Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities - finance
Total lease expense	$ 35,281	$ 27,798
COGS
Lease liabilities - operating
Lease fees	8,783	6,604
Lease liabilities - finance
Amortization of right-of-use assets	6,913	4,584
Interest on lease liabilities - finance	3,017	2,422
G&A
Lease liabilities - operating
Lease fees	16,366	13,943
Lease liabilities - finance
Amortization of right-of-use assets	165	187
Interest on lease liabilities - finance	$ 37	$ 58